Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Initial Class
April 30, 2019
Prospectus

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (portfolio manager) has managed the fund since November 2019.

The following information replaces similar information for Financial Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since May 2013.

Matt Reed (co-manager) has managed the fund since June 2019.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

Jody Simes (co-manager) has managed the fund since November 2019.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Consumer Staples Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is portfolio manager of VIP Consumer Staples Portfolio, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Financial Services Portfolio found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

Matt Reed is co-manager of VIP Financial Services Portfolio, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Materials Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is co-manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of VIP Materials Portfolio, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

VIPFCI-19-02 1.765122.159	November 8, 2019

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Investor Class
April 30, 2019
Prospectus

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

The following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (portfolio manager) has managed the fund since November 2019.

The following information replaces similar information for Financial Services Portfolio found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Christopher Lee (co-manager) has managed the fund since May 2013.

Matt Reed (co-manager) has managed the fund since June 2019.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Richard Malnight (co-manager) has managed the fund since November 2017.

Jody Simes (co-manager) has managed the fund since November 2019.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Consumer Staples Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nicola Stafford is portfolio manager of VIP Consumer Staples Portfolio, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Financial Services Portfolio found in the “Fund Services” section under the "Portfolio Manager(s)" heading.

Christopher Lee is co-manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager

Matt Reed is co-manager of VIP Financial Services Portfolio, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

It is expected that Mr. Lee will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Reed will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Materials Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Richard Malnight is co-manager of VIP Materials Portfolio, which he has managed since November 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Malnight has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of VIP Materials Portfolio, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Malnight will transition off of the fund effective on or about April 30, 2020. At that time, Mr. Simes will assume sole portfolio manager responsibilities for the fund.

VIPINVF-19-02 1.824639.138	November 8, 2019